Profit from operations - Summary of General and Administration Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit From Operations [Abstract]
Staff costs and related expenses	€ 44,485	€ 68,311	€ 88,859
Technical and Infrastructure costs	51,627	31,149	20,198
Audit and professional fees	30,605	24,309	17,057
Other administrative costs	21,436	20,315	16,638
General and administration expenses	€ 148,153	€ 144,084	€ 142,752